Related Party Transactions	12 Months Ended
Oct. 31, 2020
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Related Party Transactions

NOTE 28:  RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to directly or indirectly control the other party or exercise significant influence over the other party in making financial or operational decisions. The Bank’s related parties include key management personnel, their close family members and their related entities, subsidiaries, associates, joint ventures, and post-employment benefit plans for the Bank’s employees.

TRANSACTIONS WITH KEY MANAGEMENT PERSONNEL, THEIR CLOSE FAMILY MEMBERS, AND THEIR RELATED ENTITIES

Key management personnel are those persons having authority and responsibility for planning, directing, and controlling the activities of the Bank, directly or indirectly. The Bank considers certain of its officers and directors to be key management personnel. The Bank makes loans to its key management personnel, their close family members, and their related entities on market terms and conditions with the exception of banking products and services for key management personnel, which are subject to approved policy guidelines that govern all employees.

As at October 31, 2020, $449 million (October 31, 2019 – $121 million) of related party loans were outstanding from key management personnel, their close family members, and their related entities.

COMPENSATION

The remuneration of key management personnel was as follows:

Compensation
(millions of Canadian dollars)	For the years ended October 31
	2020	2019	2018
Short-term employee benefits	$27	$33	$34
Post-employment benefits	1	2	3

Share-based payments	30	35	37
Total	$58	$70	$74

In addition, the Bank offers deferred share and other plans to non-employee directors, executives, and certain other key employees. Refer to Note 23 for further details.

In the ordinary course of business, the Bank also provides various banking services to associated and other related corporations on terms similar to those offered to non-related parties.

TRANSACTIONS WITH SUBSIDIARIES, SCHWAB, TD AMERITRADE, AND SYMCOR INC.

Transactions between the Bank and its subsidiaries meet the definition of related party transactions. If these transactions are eliminated on consolidation, they are not disclosed as related party transactions.

Transactions between the Bank, Schwab, TD Ameritrade, and Symcor Inc. (Symcor) also qualify as related party transactions. There were no significant transactions between the Bank, Schwab, TD Ameritrade, and Symcor during the year ended October 31, 2020, other than as described in the following sections and in Note 12.

i) TRANSACTIONS WITH SCHWAB AND TD AMERITRADE

A description of significant transactions between the Bank and its affiliates with Schwab and TD Ameritrade is set forth below.

Insured Deposit Account Agreement

In connection with the Schwab transaction, the Bank and Schwab entered into the Schwab IDA Agreement which became effective on completion of the Schwab transaction on October 6, 2020 and has an initial expiration date of July 1, 2031. Pursuant to the Schwab IDA Agreement, the Bank makes FDIC-insured (up to specified limits) money market deposit accounts available to clients of Schwab. Schwab provides recordkeeping and support services with respect to the Schwab IDA Agreement. The servicing fee under the Schwab IDA Agreement is set at 15 bps per annum on the aggregate average daily balance in the sweep accounts. Starting on July 1, 2021, deposits under the Schwab IDA Agreement, which were $195 billion (US$146 billion) as at October 31, 2020, can be reduced at Schwab’s option by up to US$10 billion a year (subject to certain adjustments based on the change in the balance of the sweep deposits between closing and July 1, 2021), with a floor of US$50 billion. The Bank paid fees of $136 million to Schwab for the period from October 6, 2020 to October 31, 2020 related to sweep deposit accounts. The amount paid by the Bank is based on the average insured deposit balance of $194 billion for the period from October 6, 2020 to October 31, 2020 and yields based on agreed upon market benchmarks, less the actual interest paid to clients of Schwab.

Prior to the Schwab IDA Agreement becoming effective on completion of the Schwab transaction, the Bank was party to an insured deposit account agreement with TD Ameritrade (the “TD Ameritrade IDA Agreement”). Pursuant to the TD Ameritrade IDA Agreement, the Bank made FDIC-insured (up to specified limits) money market deposit accounts available to clients of TD Ameritrade as either designated sweep vehicles or as non-sweep deposit accounts. TD Ameritrade provided marketing and support services with respect to the TD Ameritrade IDA Agreement. The Bank earned a servicing fee of 25 bps per annum on the aggregate average daily balance in the sweep accounts (subject to adjustment based on a specified formula). The Bank paid fees of $1.9 billion during the year ended October 31, 2020 prior to completion of the Schwab transaction (October 31, 2019 – $2.2 billion; October 31, 2018 – $1.9 billion) to TD Ameritrade related to sweep deposit accounts. The amount paid by the Bank was based on the average insured deposit balance of $176 billion for the year ended October 31, 2020 prior to completion of the Schwab transaction (October 31, 2019 – $140 billion; October 31, 2018 – $140 billion) and yields based on agreed upon market benchmarks, less the actual interest paid to clients of TD Ameritrade.

As at October 31, 2020, amounts receivable from Schwab under the Schwab IDA Agreement were $75 million (amounts receivable from TD Ameritrade under the TD Ameritrade IDA Agreement as at October 31, 2019 – $41 million). As at October 31, 2020, amounts payable to Schwab under the Schwab IDA Agreement were $344 million (amounts payable to TD Ameritrade under the TD Ameritrade IDA Agreement as at October 31, 2019 – $168 million).

The Bank and other financial institutions provided Schwab and its subsidiaries with unsecured revolving loan facilities. The total commitment provided by the Bank was $305 million, which was undrawn as at October 31, 2020 (unsecured revolving loan facilities to TD Ameritrade as at October 31, 2019 – $291 million undrawn).

ii) TRANSACTIONS WITH SYMCOR

The Bank has one-third ownership in Symcor, a Canadian provider of business process outsourcing services offering a diverse portfolio of integrated solutions in item processing, statement processing and production, and cash management services. The Bank accounts for Symcor’s results using the equity method of accounting. During the year ended October 31, 2020, the Bank paid $78 million (October 31, 2019 – $81 million; October 31, 2018 – $86 million) for these services. As at October 31, 2020, the amount payable to Symcor was $12 million (October 31, 2019 – $12 million).

The Bank and two other shareholder banks have also provided a $100 million unsecured loan facility to Symcor which was undrawn as at October 31, 2020, and October 31, 2019.